Servicing Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Transfers And Servicing [Abstract]
Servicing Assets

Note 7—Servicing Assets

As part of the Ridgestone acquisition, the Company acquired loan servicing assets. The Company did not hold any servicing assets until the acquisition on October 14, 2016.

Loans serviced for others are not included in the Consolidated Statements of Financial Condition. The unpaid principal balances of these loans serviced for others were as follows as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Loan portfolios serviced for:
SBA guaranteed loans	$1,001,845	$911,803
USDA guaranteed loans	87,589	106,125
Total	$1,089,434	$1,017,928

Activity for servicing assets and the related changes in fair value for the nine months ended September 30, 2017 is as follows:

Nine Months Ended
September 30, 2017
Beginning balance	$21,091
Additions, net	4,675
Changes in fair value	(4,097)
Ending balance	$21,669

Loan servicing income totaled $1.0 million and $3.0 million for the three and nine months ended September 30, 2017, respectively.

The fair value of servicing rights is highly sensitive to changes in underlying assumptions. Changes in prepayment speed assumptions have the most significant impact on the fair value of servicing rights.

Generally, as interest rates rise on variable rate loans, loan prepayments increase due to an increase in refinance activity, which may result in a decrease in the fair value of servicing assets. Measurement of fair value is limited to the condition existing and the assumptions used as of a particular point in time, and those assumptions may change over time. Refer to Note 16—Fair Value Measurement for further details.

Note 7—Servicing Assets

        As part of the Ridgestone acquisition, the Company acquired loan servicing assets. Refer to Note 3—Acquisition of a Business for additional information regarding the transaction. The Company did not hold any servicing assets as of December 31, 2015.

        Loans serviced for others are not included in the Consolidated Statements of Financial Condition. The unpaid principal balances of these loans serviced for others were as follows of December 31, 2016:

2016
Loan portfolios serviced for:
SBA	$911,803
USDA	106,125

Total	$1,017,928

        Activity for servicing assets and the related changes in fair value are as follows:

2016
Beginning balance	$—
Acquired servicing assets at fair value	20,295
Additions, net	539
Changes in fair value	257

Ending balance	$21,091

        Loan servicing income totaled $1.9 million for the year ended December 31, 2016.

        The fair value of servicing rights is highly sensitive to changes in underlying assumptions. Changes in prepayment speed assumptions have the most significant impact on the fair value of servicing rights.

        Generally, as interest rates rise on variable rate loans, loan prepayments increase due to an increase in refinance activity, which may result in a decrease in the fair value of servicing assets. Measurement of fair value is limited to the condition existing and the assumptions used as of a particular point in time, and those assumptions may change over time. Refer to Note 17—Fair Value Measurement for further details.